State Street Variable Insurance Series Funds, Inc.

STATE STREET TOTAL RETURN V.I.S. FUND

Class 1 (SSTIX) Class 3 (SSTTX)

STATE STREET INCOME V.I.S. FUND

Class 1 (SSIMX)

(each, a “Fund”)

SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES

AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2021,

AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:

All references to “Bloomberg Barclays” are replaced with “Bloomberg.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

110121SUPP4